Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases
The Group leases office space under operating leases. Future minimum lease payments under non-cancellable
operating leases with initial terms in excess of one year consisted of the following as of December 31, 2019:

	RMB	US$
2020	4,995	717
2021	557	80
2022	579	83
2023	198	28
2024 and thereafter	—	—

Total	6,329	908